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Altegris/AACA Opportunistic Real Estate Fund
ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND SUMMARY
Investment Objectives

The Fund seeks to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page _____ of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations to this Prospectus and Purchase, Redemption and Pricing of Shares on page ________ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund Class A	Altegris/AACA Opportunistic Real Estate Fund Class C	Altegris/AACA Opportunistic Real Estate Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Altegris/AACA Opportunistic Real Estate Fund		Altegris/AACA Opportunistic Real Estate Fund Class A	Altegris/AACA Opportunistic Real Estate Fund Class C	Altegris/AACA Opportunistic Real Estate Fund Class I
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Interest and Dividends on Securities Sold Short		1.16%	0.99%	0.97%
Remaining Other Expenses		0.34%	0.34%	0.34%
Other Expenses		1.50%	1.33%	1.31%
Total Annual Fund Operating Expenses		3.05%	3.63%	2.61%
Fee Waiver and Reimbursement	[1]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.96%	3.54%	2.52%
[1]	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement, (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.80%, 2.55% and 1.55% of average daily net assets attributable to Class A, Class C and Class I shares respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Altegris/AACA Opportunistic Real Estate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Altegris/AACA Opportunistic Real Estate Fund Class A	857	1,455	2,077	3,740
Altegris/AACA Opportunistic Real Estate Fund Class C	457	1,103	1,871	3,883
Altegris/AACA Opportunistic Real Estate Fund Class I	255	803	1,377	2,937

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Altegris/AACA Opportunistic Real Estate Fund | Altegris/AACA Opportunistic Real Estate Fund Class C | USD ($)	357	1,103	1,871	3,883

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in both long and short positions in equity securities of “real estate” companies and “real estate related” companies (collectively “real estate companies”) (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines real estate companies as those that derive a significant portion of their revenues from the ownership, construction, development, financing, leasing, management and/or sale of commercial, industrial or residential real estate, companies that have a significant portion of their assets invested these types of real estate related companies, including, for example, real estate investment trusts (“REITs”), or companies that may not participate directly in real estate, but which may present an attractive investment opportunity based on the inherent value of their real estate holdings or exposure, or provide sales, leasing or other strategic services to real estate companies. Equity securities of real estate companies will include (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights and (5) debt securities that are convertible into stock.

The Fund may invest in equity and equity derivative securities of both U.S. and non-U.S. real estate companies, as well as companies located in emerging markets and issuers of any capitalization and in any style (from growth to value). The Fund considers emerging market issuers to be those located in the countries that are represented in the MSCI Emerging Markets Index. The Fund may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest a portion of its assets in private placement offerings of real estate companies which may be illiquid. The Fund may also invest in preferred stock, options (both covered and uncovered or “naked”), convertible securities, or rights or warrants to buy stocks, and may create long or short positions in exchange traded funds (“ETFs”), other investment companies, or American Depositary Receipts (“ADRs”). The Fund’s investments in ETFs may be made (i) as part of the management of portfolio investments, (ii) to hedge various investments for risk management (see below) and/or (iii) for income enhancement, which is also known as speculation. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities.

In addition, the Fund may engage in transactions for the purpose of hedging against changes in the price of other Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. Such defensive or hedged positions may also include investments in equity securities of real estate as well as non-real estate companies. Additionally, the Fund may employ leverage by borrowing from banks in an amount of up to 33% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest more than 5% of its total assets in the securities of one or more issuers and therefore have its investments focused in fewer securities at any one time than a diversified fund. The Fund may engage in frequent trading of the Fund’s portfolio securities.

Altegris Advisors, L.L.C. (the “Adviser”) is the investment adviser to the Fund and provides investment advisory and management services, including the selection and monitoring of the sub-adviser to the Fund. The Adviser has selected American Assets Capital Advisers, LLC (“AACA”) to sub-advise the Fund and manage the Fund’s real estate long short investment portfolio. In managing the Fund’s portfolio, AACA, as the sub-adviser, will seek to produce above average, risk-adjusted total returns, including capital appreciation, dividend and interest income and option premiums, through investments both long and short in real estate related securities, including publicly traded securities, REITs, other equities and equity-related derivatives and may also invest in debt and convertible debt and preferred securities. To the extent allowable under applicable regulations, the Fund will use leverage to obtain greater exposure to markets in its investment portfolio. The Fund will not purchase real estate directly or acquire other forms of direct ownership in real estate.

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Adviser, with Board of Trustees’ approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of any different or additional sub-adviser or sub-advisers to manage the Fund’s portfolio.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Real Estate Sector Concentration Risk: Under normal circumstances, the Fund will concentrate its investments in securities of real estate or real estate related companies. As such, its portfolio will likely be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of real estate companies may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. As a result of the Fund’s concentration in securities of real estate companies, investing in the Fund may entail greater risk and experience more volatility than other funds that diversify across multiple sectors.

●	REIT Risk: Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

●	Active and Frequent Trading Risk: Executing the strategies of the Fund may from time to time require frequent trading by the Fund, resulting in substantial brokerage commissions and other transaction fees and expenses. These expenses must be offset by investment gains in order for the Fund to be profitable. Furthermore, because a sub-adviser may utilize “soft dollars” to pay research and brokerage expenses to the extent that the sub-adviser believes it is consistent with the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, the sub-adviser has an incentive to trade the Fund’s assets in higher volumes than the sub-adviser otherwise would. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time.

●	Alternative Strategies Risk: Alternative investment strategies pursued by the Fund may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

●	Convertible Security Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Depositary Receipts Risk: Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, depositary receipts involve many of the same risks of investing directly in the underlying foreign securities.

●	Derivatives Risk: The use of derivatives such as options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless.

●	Developing and Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described below, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Securities of issuers in emerging markets securities also tend to be less liquid.

●	Equity Markets Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

●	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment and Foreign Exchange Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Hedging Risks: Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets. The Fund’s hedging strategy may not perform as intended, resulting in loss for the Fund.

●	High-Growth Company-Related Risks: The Fund may invest in high-growth companies, which may allocate, or may have allocated, greater than usual amounts to research and product development. The securities of these companies may experience above-average price movements associated with the perceived prospects of success of their research and development programs.

●	High Yield or Junk Bond Risk: Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Impairment of Collateral Risk: The value of non-cash collateral securing an investment may fluctuate and diverge from the value of the investment. If the value of collateral declines, it may become insufficient to meet an investment counterparty’s obligations to the Fund and/or make it more difficult for the Fund to liquidate collateral. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

●	Issuer Concentration Risk: The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Large Capitalization Stock Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s judgments about the investment expertise of the sub-adviser may prove to be inaccurate and may not produce the desired results. The sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results exposing the Fund to material losses.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●	Options Risk: Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The Fund will incur a loss as a result of a written option (also known as a short position) if the price of the written option increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially significant in a written put transaction and potentially unlimited in a written call transaction.

●	Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

●	Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Reliance on Corporate Management and Financial Reporting Risk: The sub-adviser necessarily relies on the financial information made available by the issuers of the equities in which it invests. The sub-adviser has no ability to independently verify the financial information disseminated by the issuers in which it invests.

●	Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price.

●	Short Selling and Short Position Risk: The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. The Fund’s ability to cover its short positions may be impacted by negative market events, exposing the Fund to significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. In compliance with Section 18(f) of the 1940 Act, a Fund shareholder’s potential loss can only equal the value of Fund shares held at that time.

●	Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Trade Execution Risk: The ability to enter into or exit from derivative trades may be materially impacted by fast moving and volatile markets. There is no guarantee that such trades can be executed.

Performance

The bar chart and performance table below show the variability of the Fund’s Class I returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year for the past ten years, which includes performance of the Predecessor Fund (as defined below) for periods prior to January 9, 2014. Returns for Class A which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of a broad-based securities market index and a supplemental index. Class C Shares of the Fund commenced operations on December 1, 2020. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegris.com or by calling 1-877-772-5838.

The prior performance shown below includes performance of the Fund’s predecessor limited partnership, American Assets Real Estate Securities Fund, L.P. (“Predecessor Fund”) which was managed by American Assets Investment Management, LLC, (“AAIM”) an affiliate and predecessor firm of the Fund’s sub-adviser. Effective September 2, 2014, as a result of an internal corporate restructuring of AAIM, AAIM’s real estate related advisory accounts were transferred to AACA, an entity registered with the SEC, of which AAIM is a 50% owner. The Predecessor Fund was not registered under the Investment Company Act of 1940 Act (“1940 Act”), and was reorganized as a series of the Trust effective January 9, 2014. The Predecessor Fund, since its inception on February 1, 2011, was managed by AAIM in the same style, and pursuant to substantially identical real estate long-short strategies, investment goals and guidelines, as are presently pursued on behalf of the Fund by AACA as its sub-adviser, as further described herein. The prior annual returns and performance track record that follows includes performance of the Predecessor Fund since its inception (while it was a limited partnership), and is net of applicable management fees (1.50% annually), performance fees and other actual expenses of the Predecessor Fund. The method used to calculate the Predecessor Fund’s performance differs from the SEC’s standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. From its inception on February 1, 2011 through January 9, 2014, the inception date of the Fund, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the 1940 Act and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance. In addition, the Predecessor Fund was not subject to sales loads which are applicable to certain classes of Fund shares, and which also would have adversely affected performance.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

Best Quarter	First Quarter 2019	22.57%
Worst Quarter	Second Quarter 2022	(19.01)%

The following table shows the average annual returns for the Fund’s Class I shares, which includes performance of the Predecessor Fund for periods prior to January 9, 2014 over various periods ended December 31, 2022. The Predecessor Fund was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes, did not have a distribution policy, and did not pay annual dividends and distributions. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

Average Annual Total Returns For Periods ended December 31, 2023
Average Annual Total Returns - Altegris/AACA Opportunistic Real Estate Fund		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
Altegris/AACA Opportunistic Real Estate Fund Class I	[1]	return before taxes	11.46%	6.47%	7.16%			Feb. 11, 2011
Altegris/AACA Opportunistic Real Estate Fund Class I | After Taxes on Distributions			11.46%	4.94%	5.87%	[1]
Altegris/AACA Opportunistic Real Estate Fund Class I | After Taxes on Distributions and Sales			6.78%	5.26%	5.64%	[1]
Altegris/AACA Opportunistic Real Estate Fund Class C		return before taxes	10.37%			[1]	(8.80%)	Dec. 01, 2020
Altegris/AACA Opportunistic Real Estate Fund Class A		return before taxes	4.81%	4.96%	6.27%	[1]
Dow Jones U.S. Real Estate Total Return Index	[2]		12.25%	7.35%	7.70%	[1]	5.62%
Standard & Poor’s 500 Total Return Index	[3]		26.29%	15.69%	12.03%	[1]	10.67%
[1]	The performance of Class I shares reflects performance which includes performance of the Predecessor Fund, since inception February 11, 2011 as described above, and presented on an annualized basis.
[2]	The Dow Jones U.S. Real Estate Total Return Index (“DJUSRET”) is an unmanaged index considered to be representative of REITs and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes.
[3]	The Standard & Poor’s 500 Total Return Index (“S&P 500 TR”) Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry representation, and is considered to be representative of the U.S. equity market, and reflects no deductions for fees, expenses or taxes.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A shares will vary from Class I shares.

Unlike mutual funds investors cannot invest in an index and the index does not reflect any trading costs or management fees.

Altegris/AACA Opportunistic Real Estate Fund | Real Estate Sector Concentration Risk [Member]
●	Real Estate Sector Concentration Risk: Under normal circumstances, the Fund will concentrate its investments in securities of real estate or real estate related companies. As such, its portfolio will likely be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of real estate companies may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. As a result of the Fund’s concentration in securities of real estate companies, investing in the Fund may entail greater risk and experience more volatility than other funds that diversify across multiple sectors.

Altegris/AACA Opportunistic Real Estate Fund | R E I T Risk [Member]
●	REIT Risk: Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Altegris/AACA Opportunistic Real Estate Fund | Active And Frequent Trading Risk [Member]
●	Active and Frequent Trading Risk: Executing the strategies of the Fund may from time to time require frequent trading by the Fund, resulting in substantial brokerage commissions and other transaction fees and expenses. These expenses must be offset by investment gains in order for the Fund to be profitable. Furthermore, because a sub-adviser may utilize “soft dollars” to pay research and brokerage expenses to the extent that the sub-adviser believes it is consistent with the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, the sub-adviser has an incentive to trade the Fund’s assets in higher volumes than the sub-adviser otherwise would. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time.

Altegris/AACA Opportunistic Real Estate Fund | Alternative Strategies Risk [Member]
●	Alternative Strategies Risk: Alternative investment strategies pursued by the Fund may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

Altegris/AACA Opportunistic Real Estate Fund | Convertible Security Risk [Member]
●	Convertible Security Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Altegris/AACA Opportunistic Real Estate Fund | Credit Risk [Member]
●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Altegris/AACA Opportunistic Real Estate Fund | Depositary Receipts Risk [Member]
●	Depositary Receipts Risk: Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, depositary receipts involve many of the same risks of investing directly in the underlying foreign securities.

Altegris/AACA Opportunistic Real Estate Fund | Derivatives Risk [Member]
●	Derivatives Risk: The use of derivatives such as options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless.

Altegris/AACA Opportunistic Real Estate Fund | Developing And Emerging Markets Risk [Member]
●	Developing and Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described below, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Securities of issuers in emerging markets securities also tend to be less liquid.

Altegris/AACA Opportunistic Real Estate Fund | Equity Markets Risk [Member]
●	Equity Markets Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Altegris/AACA Opportunistic Real Estate Fund | Exchange Traded Funds E T F Risk [Member]
●	Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Altegris/AACA Opportunistic Real Estate Fund | Foreign Currency Risk [Member]
●	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Altegris/AACA Opportunistic Real Estate Fund | Foreign Investment And Foreign Exchange Risk [Member]
●	Foreign Investment and Foreign Exchange Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Altegris/AACA Opportunistic Real Estate Fund | Hedging Risks [Member]
●	Hedging Risks: Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets. The Fund’s hedging strategy may not perform as intended, resulting in loss for the Fund.

Altegris/AACA Opportunistic Real Estate Fund | High Growth Company Related Risks [Member]
●	High-Growth Company-Related Risks: The Fund may invest in high-growth companies, which may allocate, or may have allocated, greater than usual amounts to research and product development. The securities of these companies may experience above-average price movements associated with the perceived prospects of success of their research and development programs.

Altegris/AACA Opportunistic Real Estate Fund | High Yield Or Junk Bod Risk [Member]
●	High Yield or Junk Bond Risk: Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Altegris/AACA Opportunistic Real Estate Fund | Impairment Of Collateral Risk [Member]
●	Impairment of Collateral Risk: The value of non-cash collateral securing an investment may fluctuate and diverge from the value of the investment. If the value of collateral declines, it may become insufficient to meet an investment counterparty’s obligations to the Fund and/or make it more difficult for the Fund to liquidate collateral. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

Altegris/AACA Opportunistic Real Estate Fund | Issuer Concentration Risk [Member]
●	Issuer Concentration Risk: The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Altegris/AACA Opportunistic Real Estate Fund | Issuer Specific Risk [Member]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Altegris/AACA Opportunistic Real Estate Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Altegris/AACA Opportunistic Real Estate Fund | Leverage Risk [Member]
●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Altegris/AACA Opportunistic Real Estate Fund | Liquidity Risk [Member]
●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Altegris/AACA Opportunistic Real Estate Fund | Management Risk [Member]
●	Management Risk: The Adviser’s judgments about the investment expertise of the sub-adviser may prove to be inaccurate and may not produce the desired results. The sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results exposing the Fund to material losses.

Altegris/AACA Opportunistic Real Estate Fund | Market And Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Altegris/AACA Opportunistic Real Estate Fund | Risk Nondiversified Status [Member]
●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Altegris/AACA Opportunistic Real Estate Fund | Options Risk [Member]
●	Options Risk: Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The Fund will incur a loss as a result of a written option (also known as a short position) if the price of the written option increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially significant in a written put transaction and potentially unlimited in a written call transaction.

Altegris/AACA Opportunistic Real Estate Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

Altegris/AACA Opportunistic Real Estate Fund | Preferred Stock Risk [Member]
●	Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Altegris/AACA Opportunistic Real Estate Fund | Reliance On Corporate Management And Financial Reporting Risk [Member]
●	Reliance on Corporate Management and Financial Reporting Risk: The sub-adviser necessarily relies on the financial information made available by the issuers of the equities in which it invests. The sub-adviser has no ability to independently verify the financial information disseminated by the issuers in which it invests.

Altegris/AACA Opportunistic Real Estate Fund | Restricted Securities Risk [Member]
●	Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price.

Altegris/AACA Opportunistic Real Estate Fund | Short Selling And Short Position Risk [Member]
●	Short Selling and Short Position Risk: The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. The Fund’s ability to cover its short positions may be impacted by negative market events, exposing the Fund to significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. In compliance with Section 18(f) of the 1940 Act, a Fund shareholder’s potential loss can only equal the value of Fund shares held at that time.

Altegris/AACA Opportunistic Real Estate Fund | Small And Medium Capitalization Company Risk [Member]
●	Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Altegris/AACA Opportunistic Real Estate Fund | Trade Execution Risk [Member]
●	Trade Execution Risk: The ability to enter into or exit from derivative trades may be materially impacted by fast moving and volatile markets. There is no guarantee that such trades can be executed.